Note 16 - Common Stock and Additional Paid-in Capital (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2021
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	0
Treasury Stock, Shares, Acquired (in shares)	4,736,702	0
Treasury Stock, Value, Acquired, Cost Method	$ 60,095
Common Stock, Shares, Issued (in shares)	127,038,413
Common Stock, Shares, Outstanding, Ending Balance (in shares)	122,301,711
Dividends, Preferred Stock, Cash	$ 31,068	$ 31,068	$ 31,125
Fourth Quarter of 2020 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.10
Dividends, Common Stock, Cash		$ 9,342
Common Stock Dividends, Shares (in shares)		362,866
First Quarter of 2021 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.10
Dividends, Common Stock, Cash		$ 9,360
Common Stock Dividends, Shares (in shares)		275,457
Third Quarter of 2021 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.115
Dividends, Common Stock, Cash		$ 10,738
Common Stock Dividends, Shares (in shares)		265,469
Second Quarter of 2021 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.115
Dividends, Common Stock, Cash		$ 10,755
Common Stock Dividends, Shares (in shares)		322,274
Fourth Quarter of 2021 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.115
Dividends, Common Stock, Cash	$ 10,745
Common Stock Dividends, Shares (in shares)	274,939
First Quarter of 2022 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.615
Dividends, Common Stock, Cash	$ 57,479
Common Stock Dividends, Shares (in shares)	1,420,709
Second Quarter of 2022 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.115
Dividends, Common Stock, Cash	$ 10,250
Common Stock Dividends, Shares (in shares)	330,961
Third Quarter of 2022 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.115
Dividends, Common Stock, Cash	$ 10,006
Common Stock Dividends, Shares (in shares)	428,300
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	3,053,309	1,824,466	3,027,942
Stock Repurchase Program, Authorized Amount				$ 150,000
Treasury Stock, Shares, Acquired (in shares)	(0)
Treasury Stock, Value, Acquired, Cost Method	$ (0)
Stock Repurchased and Retired During Period, Shares (in shares)			(0)
Dividends, Preferred Stock, Cash	$ (0)	$ (0)	$ (0)
Preferred Stock [Member]
Stock Repurchase Program, Authorized Amount				$ 150,000
Stock Repurchased and Retired During Period, Shares (in shares)			95,574
Stock Repurchased and Retired During Period, Average Price Per Share (in dollars per share)			$ 17.63
Common Stock Issued for the Services Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	598,400	598,400
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock Issued for Dividend Reinvestment Plan [Member]
Stock Issued During Period, Shares, New Issues (in shares)	2,454,909	1,226,066
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001
Shares Issued, Price Per Share (in dollars per share)	$ 12.3142	$ 10.3223
Series B Preferred Stock [Member] | October 15, 2020 to January 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 939
Series B Preferred Stock [Member] | October 15, 2019 to January 14, 2020 Dividends [Member]
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.476563
Series B Preferred Stock [Member] | January 15, 2021 to April 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 939
Series B Preferred Stock [Member] | January 15, 2020 to April 14, 2020 Dividends [Member]
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.476563
Series B Preferred Stock [Member] | April 15, 2021 to July 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.476563
Series B Preferred Stock [Member] | July 15, 2021 to October 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.476563
Series B Preferred Stock [Member] | October 15, 2021 to January 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.476563
Series B Preferred Stock [Member] | January 15, 2022 to April 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.476563
Series B Preferred Stock [Member] | April 15, 2022 to July 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.476563
Series B Preferred Stock [Member] | July 15, 2022 to October 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.476563
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	0	0	0
Treasury Stock, Shares, Acquired (in shares)	(0)
Treasury Stock, Value, Acquired, Cost Method	$ (0)
Stock Repurchased and Retired During Period, Shares (in shares)			29,351
Dividends, Preferred Stock, Cash	(0)	$ (0)	$ (0)
Series C Preferred Stock [Member] | October 15, 2020 to January 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,111
Series C Preferred Stock [Member] | October 15, 2019 to January 14, 2020 Dividends [Member]
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.531250
Series C Preferred Stock [Member] | January 15, 2021 to April 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.531250
Series C Preferred Stock [Member] | April 15, 2021 to July 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.531250
Series C Preferred Stock [Member] | July 15, 2021 to October 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.531250
Series C Preferred Stock [Member] | October 15, 2021 to January 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.531250
Series C Preferred Stock [Member] | January 15, 2022 to April 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.531250
Series C Preferred Stock [Member] | April 15, 2022 to July 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.531250
Series C Preferred Stock [Member] | July 15, 2022 to October 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.531250
Series C Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	0	0	0
Treasury Stock, Shares, Acquired (in shares)	(0)
Treasury Stock, Value, Acquired, Cost Method	$ (0)
Stock Repurchased and Retired During Period, Shares (in shares)			26,865
Dividends, Preferred Stock, Cash	(0)	$ (0)	$ (0)
Series D Preferred Stock [Member] | October 15, 2020 to January 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Series D Preferred Stock [Member] | October 15, 2019 to January 14, 2020 Dividends [Member]
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | January 15, 2021 to April 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | April 15, 2021 to July 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | July 15, 2021 to October 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | October 15, 2021 to January 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.546875
Series D Preferred Stock [Member] | January 15, 2022 to April 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.546875
Series D Preferred Stock [Member] | April 15, 2022 to July 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.546875
Series D Preferred Stock [Member] | July 15, 2022 to October 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.546875
Series D Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	0	0	0
Treasury Stock, Shares, Acquired (in shares)	(0)
Treasury Stock, Value, Acquired, Cost Method	$ (0)
Stock Repurchased and Retired During Period, Shares (in shares)			13,458
Dividends, Preferred Stock, Cash	(0)	$ (0)	$ (0)
Series E Preferred Stock [Member] | October 15, 2020 to January 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.554688
Series E Preferred Stock [Member] | January 15, 2021 to April 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.554688
Series E Preferred Stock [Member] | April 15, 2021 to July 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.554688
Series E Preferred Stock [Member] | July 15, 2021 to October 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.554688
Series E Preferred Stock [Member] | October 15, 2021 to January 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.554688
Series E Preferred Stock [Member] | January 15, 2022 to April 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.554688
Series E Preferred Stock [Member] | April 15, 2022 to July 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.554688
Series E Preferred Stock [Member] | July 15, 2022 to October 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.554688
Series E Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	0	0	0
Treasury Stock, Shares, Acquired (in shares)	(0)
Treasury Stock, Value, Acquired, Cost Method	$ (0)
Stock Repurchased and Retired During Period, Shares (in shares)			25,900
Dividends, Preferred Stock, Cash	$ (0)	$ (0)	$ (0)